Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB"). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year. The Board of Directors approved these consolidated financial statements for issue on February 18, 2026.

Change in presentation currency

During the year ended December 31, 2024, the Company elected to change its presentation currency from Canadian dollars ("C$") to U.S. dollars. The change in presentation currency is to improve investors and other stakeholders' ability to compare the Company's financial results with other precious metals royalty and streaming companies, who mostly report their results in U.S. dollars.

In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, this change in presentation currency was applied retrospectively as if the new presentation currency had always been the Company's presentation currency.